Business Combination - Earnout Awards (Details)	May 09, 2024 USD ($) tranche $ / shares shares
Business Combination
Stock based compensation, incremental costs | $	$ 7,784,200
Class A Common Stock
Business Combination
Earnout shares, Threshold trading days	20 days
Earnout shares, Threshold Consecutive trading days	60 days
AltC Sponsor LLC
Business Combination
Founder shares, vesting period	5 years
Earnout shares fair value | $	$ 261,715,800
Business Combination, Founder Shares, Fair Value Disclosure | $	226,218,800
Deemed dividend impact in APIC | $	$ 0
Remaining earnout shares | shares	15,000,000
Unvested founder shares | shares	12,500,000
AltC Sponsor LLC | Class A Common Stock
Business Combination
Founder shares to be vested | shares	12,500,000
Founder shares to be vested, Number of tranches | tranche	4
AltC Sponsor LLC | Class A Common Stock | Vesting Trigger Event I
Business Combination
Founder shares to be vested | shares	6,250,000
Founder shares to be vested, Stock price trigger	$ 10.00
Business Combination, Founder Shares to be Vested, Threshold Trading Days	20 days
Founder shares to be vested, Threshold Consecutive trading days	60 days
AltC Sponsor LLC | Class A Common Stock | Vesting Trigger Event I | Maximum
Business Combination
Founder shares to be vested, Stock price trigger	$ 10.00
AltC Sponsor LLC | Class A Common Stock | Vesting Trigger Event II
Business Combination
Founder shares to be vested | shares	3,125,000
Founder shares to be vested, Stock price trigger	$ 12.00
Business Combination, Founder Shares to be Vested, Threshold Trading Days	20 days
Founder shares to be vested, Threshold Consecutive trading days	60 days
AltC Sponsor LLC | Class A Common Stock | Vesting Trigger Event II | Maximum
Business Combination
Founder shares to be vested, Stock price trigger	$ 12.00
AltC Sponsor LLC | Class A Common Stock | Vesting Trigger Event III
Business Combination
Founder shares to be vested | shares	1,562,500
Founder shares to be vested, Stock price trigger	$ 14.00
Business Combination, Founder Shares to be Vested, Threshold Trading Days	20 days
Founder shares to be vested, Threshold Consecutive trading days	60 days
AltC Sponsor LLC | Class A Common Stock | Vesting Trigger Event III | Maximum
Business Combination
Founder shares to be vested, Stock price trigger	$ 14.00
AltC Sponsor LLC | Class A Common Stock | Vesting Trigger Event IV
Business Combination
Founder shares to be vested | shares	1,562,500
Founder shares to be vested, Stock price trigger	$ 16.00
Business Combination, Founder Shares to be Vested, Threshold Trading Days	20 days
Founder shares to be vested, Threshold Consecutive trading days	60 days
AltC Sponsor LLC | Class A Common Stock | Vesting Trigger Event IV | Maximum
Business Combination
Founder shares to be vested, Stock price trigger	$ 16.00
AltC
Business Combination
Share issue price	$ 18.23
AltC | Class A Common Stock
Business Combination
Percent of shares subject to vesting and forfeiture conditions	10.00%
Legacy Oklo | Class A Common Stock
Business Combination
Earnout shares issuable | shares	15,000,000
Earnout shares, Number of tranches | shares	3
Legacy Oklo | Class A Common Stock | Earnout Triggering Event I
Business Combination
Earnout shares issuable | shares	7,500,000
Earnout shares, Stock price trigger	$ 12.00
Earnout shares, Threshold trading days	20 days
Earnout shares, Threshold Consecutive trading days	60 days
Legacy Oklo | Class A Common Stock | Earnout Triggering Event I | Maximum
Business Combination
Earnout shares, Stock price trigger	$ 12.00
Legacy Oklo | Class A Common Stock | Earnout Triggering Event II
Business Combination
Earnout shares issuable | shares	5,000,000
Earnout shares, Stock price trigger	$ 14.00
Earnout shares, Threshold trading days	20 days
Earnout shares, Threshold Consecutive trading days	60 days
Legacy Oklo | Class A Common Stock | Earnout Triggering Event II | Maximum
Business Combination
Earnout shares, Stock price trigger	$ 14.00
Legacy Oklo | Class A Common Stock | Earnout Triggering Event III
Business Combination
Earnout shares issuable | shares	2,500,000
Earnout shares, Stock price trigger	$ 16.00
Earnout shares, Threshold trading days	20 days
Earnout shares, Threshold Consecutive trading days	60 days
Legacy Oklo | Class A Common Stock | Earnout Triggering Event III | Maximum
Business Combination
Earnout shares, Stock price trigger	$ 16.00
Legacy Oklo | AltC | Class A Common Stock
Business Combination
Share issue price	$ 10.00